Accounts Receivables (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Receivables
Schedule of accounts receivables

	As of December 31,
	2023	2024
	RMB	RMB	US$
Accounts receivables	26,082,307	34,550,465	4,733,394
Allowance for credit losses	(205,489)	(274,956)	(37,669)
Accounts receivables, net	25,876,818	34,275,509	4,695,725

Schedule of movements of allowance for accounts receivables

	As of December 31,
	2023	2024
	RMB	RMB	US$
Balance at the beginning of the year	—	205,489	28,152
Additions	205,489	69,467	9,517
Balance at the end of the year	205,489	274,956	37,669